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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Avalon Advisors, LLC
Address: 717 Texas Avenue, Suite 3000
         Houston, Texas 77002

Form 13F File Number: 028-10434

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Henry J. Lartigue
Title: Co-Manager
Phone: 713-238-2050

Signature, Place, and Date of Signing:


/s/ Henry J. Lartigue                   Houston, Texas   February 1, 2010
[Signature]                              [City, State]        [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               -0-
Form 13F Information Table Entry Total:           51
Form 13F Information Table Value Total:   $1,148,918 (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER    ---------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    16806   311278 SH       Sole                   311278
ALTRIA GROUP INC               COM              02209s103      236    12000 SH       Sole                    12000
AMAZON COM INC  COM            COM              023135106    45862   340929 SH       Sole                   340929
APPLE INC                      COM              037833100    46035   218453 SH       Sole                   218453
BECTON DICKINSON & CO.         COM              075887109    13261   168157 SH       Sole                   168157
BHP BILLITON LTD SPONSORED ADR COM              088606108    29577   386221 SH       Sole                   386221
BRISTOL-MYERS SQUIBB CO        COM              110122108     9905   392290 SH       Sole                   392290
BURLINGTON NRTHN SANTA COM     COM              12189t104    21642   219451 SH       Sole                   219451
CHEVRON CORP                   COM              166764100    17342   225247 SH       Sole                   225247
CISCO SYS INC                  COM              17275r102    19056   795989 SH       Sole                   795989
COCA COLA CMN                  COM              191216100    15521   272292 SH       Sole                   272292
CONOCOPHILLIPS                 COM              20825c104    15971   312718 SH       Sole                   312718
COSTCO WHOLESALE CORP NEW      COM              22160k105    26178   442428 SH       Sole                   442428
DIAGEO PLC SPON ADR (NEW)      COM              25243q205    16023   230845 SH       Sole                   230845
EXXON MOBIL CORP               COM              30231g102    30396   445755 SH       Sole                   445755
FLUOR CORP NEW COM             COM              343412102    15369   341236 SH       Sole                   341236
GENZYME CORPORATION            COM              372917104    17170   350345 SH       Sole                   350345
GILEAD SCIENCES INC            COM              375558103    11781   272256 SH       Sole                   272256
GOOGLE INC CL A                COM              38259p508    33349    53790 SH       Sole                    53790
HEWLETT-PACKARD CO.CMN         COM              428236103    30987   601565 SH       Sole                   601565
HJ HEINZ CO                    COM              423074103    16142   377513 SH       Sole                   377513
HOME DEPOT INC                 COM              437076102    18056   624112 SH       Sole                   624112
INTEL CORP                     COM              458140100    20074   984022 SH       Sole                   984022
INTL BUSINESS MACHINES CORP    COM              459200101    35387   270336 SH       Sole                   270336
JOHNSON & JOHNSON              COM              478160104    22662   351835 SH       Sole                   351835
JP MORGAN CHASE & CO           COM              46625h100    49108  1178495 SH       Sole                  1178495

LOWE'S COMPANIES INC           COM              548661107    25967  1110179 SH       Sole                  1110179
MCDONALDS CORP       COM       COM              580135101    36761   588744 SH       Sole                   588744
MEDCO HEALTH SOLUTIONS INC     COM              58405u102    12177   190528 SH       Sole                   190528
MICROSOFT CORP                 COM              594918104    16057   526803 SH       Sole                   526803
MONSANTO CO NEW DEL  COM       COM              61166w101    21482   262772 SH       Sole                   262772
MORGAN STANLEY                 COM              617446448    27839   940494 SH       Sole                   940494
NORTHERN TR CORP COM           COM              665859104    21578   411788 SH       Sole                   411788
NOVARTIS AG-ADR                COM              66987v109    17629   323892 SH       Sole                   323892
OCCIDENTAL PETE CORP           COM              674599105    48591   597310 SH       Sole                   597310
ORACLE CORP                    COM              68389x105    28997  1182117 SH       Sole                  1182117
PEPSICO INC                    COM              713448108    23538   387146 SH       Sole                   387146
PHILIP MORRIS INTL INC COM     COM              718172109    40949   849735 SH       Sole                   849735
ROYAL DUTCH SHELL PLC SPONS AD COM              780259206      641    10663 SH       Sole                    10663
S&P 500 SPDR ETF               COM              78462f103      704     6318 SH       Sole                     6318
S&P CONSUMER STAPLES SPYDER ET COM              81369y308     3210   121268 SH       Sole                   121268
SCHLUMBERGER LTD ADR           COM              806857108    13560   208334 SH       Sole                   208334
ST JOHN INTL INCCMN            COM              79025q107      112    34043 SH       Sole                    34043
TEVA PHARMACEUTICAL INDS ADR   COM              881624209    28911   514608 SH       Sole                   514608
UNITED PARCEL SERVICE CL B     COM              911312106    11689   203746 SH       Sole                   203746
UNITED TECHNOLOGIES CORP       COM              913017109    21215   305643 SH       Sole                   305643
US BANCORP                     COM              902973304    13310   591293 SH       Sole                   591293
VISA INC                       COM              92826c839    56196   642538 SH       Sole                   642538
WAL-MART STORES INC            COM              931142103    39883   746165 SH       Sole                   746165
WELLS FARGO & CO NEW           COM              949746101    24830   919973 SH       Sole                   919973
YUM BRANDS INC COM             COM              988498101    19198   548979 SH       Sole                   548979